Income Taxes (Tables) - Blade Therapeutics, Inc. [Member]	12 Months Ended
Dec. 31, 2021
Income Taxes (Tables) [Line Items]
Schedule of loss before taxes
	Year Ended December 31,
	2020	2021
	(in thousands)
Domestic	$(34,482)	$(33,272)
Foreign	(1,530)	(6,255)
Total loss before provision for income tax	$(36,012)	$(39,527)

Schedul of provision for income taxes
	Year Ended December 31,
	2020	2021
	(in thousands)
Current:
Federal	$—	$—
State	1	2
Foreign	—	—
Provision for income taxes	$1	$2

Schedule of deferred tax assets
	December 31,
	2020	2021
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$22,265	$29,673
Research and development credits carryforwards	3,272	4,719
Accruals and other	765	698
Fixed assets	—	145
Total deferred income tax assets	26,302	35,235
Less: valuation allowance	(26,241)	(35,235)
Total deferred tax assets	61	—
Deferred tax liabilities:
Fixed assets	(61)	—
Net deferred tax assets	$—	$—